Note 18 - Operating Segmentation	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a branchless business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) – Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRT Cyber Inc., to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2023 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three months ended January 31, 2024 and 2023:

(thousands of Canadian dollars)
for the three months ended	January 31, 2024				January 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$26,568	$-	$-	$26,568	$24,274	$-	$-	$24,274
Non-interest income	120	2,500	(337)	2,283	2	1,833	(191)	1,644
Total revenue	26,688	2,500	(337)	28,851	24,276	1,833	(191)	25,918

Provision for credit losses	(127)	-	-	(127)	385	-	-	385
	26,815	2,500	(337)	28,978	23,891	1,833	(191)	25,533

Non-interest expenses:
Salaries and benefits	5,371	1,167	-	6,538	6,684	1,573	-	8,257
General and administrative	4,276	394	(337)	4,333	2,862	455	(191)	3,126
Premises and equipment	768	385	-	1,153	623	329	-	952
	10,415	1,946	(337)	12,024	10,169	2,357	(191)	12,335

Income (loss) before income taxes	16,400	554	-	16,954	13,722	(524)	-	13,198

Income tax provision	4,136	119	-	4,255	3,789	(8)	-	3,781

Net income (loss)	$12,264	$435	$-	$12,699	$9,933	$(516)	$-	$9,417

Total assets	$4,299,625	$26,645	$(16,635)	$4,309,635	$3,522,279	$23,797	$(14,386)	$3,531,690

Total liabilities	$3,914,863	$28,625	$(22,887)	$3,920,601	$3,174,197	$27,751	$(21,435)	$3,180,513

The Bank has operations in the US, through both its Digital Banking and DRTC businesses, however as at January 31, 2024, substantially all of the Bank’s earnings and assets are based in Canada.